Other disclosures on cash flows	12 Months Ended
Dec. 31, 2023
Other disclosures on cash flows
Other disclosures on cash flows

29.        Other disclosures on cash flows

Non-cash transactions

In the year ended December 31, 2023:

The amount of R$ 6,503 (2022 – R$ 1,469. 2021 – R$ 3,395) regarding provision for contingencies of responsibility of the sellers of subsidiaries acquired in prior years, was reversed to the indemnification assets line item in non-current assets.